March 4, 2015

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Alpine Income Trust (the “Trust”)
File Nos. (333-100289) and (811-21210)
Post–Effective Amendment No. 28

Ladies and Gentlemen:

On behalf of the Trust, attached for filing Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in the Post-Effective Amendment No. 28 that was filed electronically on February 27, 2015.

Sincerely,

/s/ Matthew K. Breitman
Matthew K. Breitman
General Counsel Alpine Woods Capital Investors, LLC